Stockholders' Deficit (Details)			1 Months Ended					6 Months Ended	12 Months Ended
	Jun. 05, 2023 shares	Apr. 25, 2023	Mar. 31, 2025 shares	Aug. 31, 2024 shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares	Apr. 30, 2021 USD ($) shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Aug. 07, 2025 shares	Jul. 30, 2025 shares	Apr. 22, 2025 shares	Dec. 31, 2023 $ / shares shares
Class of Stock [Line Items]
Preferred stock, authorized (in shares)								98,127,000	98,127,000				98,127,000
Preferred stock , par value (in dollars per share) | $ / shares								$ 0.000001	$ 0.000001				$ 0.000001
Preferred stock, issued (in shares)								93,963	93,963				93,963
Preferred stock, outstanding (in shares)								93,963	93,963				93,963
Common stock, shares authorized (in shares)								280,000,000	265,000,000		280,000,000		265,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.000001	$ 0.000001
Common stock, issued (in shares)									87,646		90,191		87,222
Common stock, outstanding (in shares)								90,191	87,646				87,222
Common Stock, Shares Authorized								280,000,000	265,000,000		280,000,000		265,000,000
Common Stock, Voting Rights								one	one
Warrants issued during period value purchase of common stock							1,167,295
Warrants issued during period shares purchase of common stock | $							$ 200
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number								125,064
Warrants with advisory agreement [Member]
Class of Stock [Line Items]
Warrants issued during period value purchase of common stock							1,167,295
Warrants issued during period shares purchase of common stock | $							$ 200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number									250,128
Warrants issued with services agreement [Member]
Class of Stock [Line Items]
Warrants issued during period value purchase of common stock			16,667	25,641	25,641	25,641
Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Preferred stock, authorized (in shares)								99,990,000	99,990,000				99,990,000
Preferred stock , par value (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, issued (in shares)								0	0				0
Preferred stock, outstanding (in shares)								0	0				0
Ares Acquisition Corporation II [Member] | Related Party [Member]
Class of Stock [Line Items]
Sale Of Stock, Shares Forfeited	437,500
Common Class A | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)								9,000,000,000	9,000,000,000				9,000,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001				$ 0.0001
Common stock, issued (in shares)								12,500,000	0	61,859,712
Common stock, outstanding (in shares)								12,500,000	0	61,859,712
Outstanding shares subject to redemption (in shares)								49,359,712	50,000,000				50,000,000
Treasury Stock, Preferred, Shares												12,500,000
Common Stock, Shares Authorized								9,000,000,000	9,000,000,000				9,000,000,000
Common Class B
Class of Stock [Line Items]
Common stock, outstanding (in shares)										0
Common Class B | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)								900,000,000	900,000,000				900,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001				$ 0.0001
Common stock, issued (in shares)								0	12,500,000	0			12,500,000
Common stock, outstanding (in shares)								0	12,500,000	0			12,500,000
Treasury Stock, Preferred, Shares												12,500,000
Common Stock, Shares Authorized								900,000,000	900,000,000				900,000,000
Common Class B | Ares Acquisition Corporation II [Member] | Related Party [Member]
Class of Stock [Line Items]
Common stock, outstanding (in shares)									12,937,500
Common Class A Not Subject To Redemption | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Common stock, issued (in shares)								12,500,000	0				0
Common stock, outstanding (in shares)									0				0
Founder Shares | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Percent of shares subject to conversion		0.20
Sponsor [Member] | Related Party [Member]
Class of Stock [Line Items]
Sale Of Stock, Shares Forfeited	437,500
Sponsor [Member] | Ares Acquisition Corporation II [Member] | Related Party [Member]
Class of Stock [Line Items]
Sale Of Stock, Shares Forfeited	437,500
Sponsor [Member] | Common Class B | Related Party [Member]
Class of Stock [Line Items]
Common stock, outstanding (in shares)									12,937,500